Significant Non-Cash Expenses - Schedule of Significant Non-Cash Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Significant Non-cash Expenses
Unrealized foreign exchange loss/(gain)	$ 5,466		$ (3,838)	$ (2,864)
Credit Impairment Loss, net	4,308
Impairment loss on available-for-sale financial assets	2,436
Net Losses on de-recognition of financial assets measured at amortized cost, net	3,562	[1]
Mark to market gain on derivative financial instrument measured at fair value through profit and loss			(10,297)	3,566
(Loss) on settlement of derivative financial instruments	586
Loss on financial liability (convertible notes) measures at fair value through profit and loss	13,840
Loss on deconsolidation of a subsidiary	14,649
Provisions for trade and other receivables	4,740		2,430	1,315
Provision no longer required, written-back	(124)		(798)
Impairment loss on content advances and loans and advances	353		1,887	2,545
Impairment charge on Goodwill	1,205
Others significant non-cash expenses	30
Other non-cash items	$ 51,051		$ (10,616)	$ 4,562

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.